Employee Benefits - Summarizes Changes for All Plan investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Level 3 [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	$ 7	$ 7	$ 8
Unrealized gains (losses) relating to assets still held at end of year		1
Purchases, sales, and settlements, net	(7)	(1)	(1)
Balance at end of period		7	7
Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchases, sales, and settlements, net	103
Balance at end of period	103
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	3	6	6
Unrealized gains (losses) relating to assets still held at end of year		(2)	(9)
Purchases, sales, and settlements, net	1	(1)	9
Balance at end of period	$ 4	$ 3	$ 6